SCHEDULE OF STOCK BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Stock based compensation	$ 1,854	$ 1,520
Expensed [member]
IfrsStatementLineItems [Line Items]
Stock based compensation	1,075	790
Capitalized [member]
IfrsStatementLineItems [Line Items]
Stock based compensation	$ 162	$ 140